       ------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley Asset                           VICE PRESIDENT
Management Limited; Managing Director,                  Joseph P. Stadler
Morgan Stanley & Co. Incorporated                       VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Rene J. Feuerman
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

       ------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
           ---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
           ---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

           ---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                         INTERNATIONAL MAGNUM PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The International Magnum Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers in accordance with the EAFE country weightings determined by the Adviser. The EAFE countries in which the Portfolio will invest are those comprising the Morgan Stanley Capital International (MSCI) EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe, and certain developed countries in Asia.

For the three months ended March 31, 1998, the Portfolio had a total return of 14.26% for the Class A shares and 14.30% for the Class B shares compared to 14.71% for the Morgan Stanley Capital International (MSCI) EAFE Index (the "Index"). For the one year ended March 31,

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI ) EAFE INDEX(1)
----------------------------------------------------

                                             TOTAL RETURNS(2)
                                 -----------------------------------------
                                                ONE       AVERAGE ANNUAL
                                    YTD        YEAR       SINCE INCEPTION
                                 ---------  -----------  -----------------
PORTFOLIO--CLASS A.............      14.26%      18.88%          14.48%
PORTFOLIO--CLASS B.............      14.30       18.63           14.18
MSCI INDEX.....................      14.71       18.61           11.19

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australasia and the Far East (includes dividends net of withholding taxes).
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

1998, the Portfolio had a total return of 18.88% for Class A shares and 18.63% for Class B shares compared to 18.61% for the Index. From inception on March 15, 1996 to March 31, 1998, the average annual total return of Class A shares was 14.48% and 14.18% for Class B shares compared to 11.19% for the Index.

The first quarter of 1998 witnessed a remarkable turnaround in international equity markets after their poor showing in the fourth quarter of 1997. Investors chose to overlook the turmoil in Asia and focused instead on the positive impact European Monetary Union (EMU) was expected to have on Europe. The majority of the European markets went on to set records in the quarter as Europe led the EAFE Index for the quarter.

After confusion and disorder in Asian markets throttled world equity performance last quarter, EAFE was only able to produce such successful returns this quarter because investors became more sanguine in their views toward Asia. This was made possible by two factors: renewed growth in Europe that appeared strong enough to ignore Asian worries and positive moves on the policy front in Asia. In terms of Asian policy, market participants were initially doubtful that the International Monetary Fund (IMF) could correct the spreading contagion in Asia which had begun with the currency crisis last spring in Thailand. After getting off to a shaky start, the IMF's effective intervention seemed to calm the fears of international investors. On the growth front, consumer sentiment in France, which had already been robust, surprised on the upside, while consumers in the United Kingdom continued to drive retail sales levels higher. Even the long-quiet German consumers showed signs of stirring. In the end, this pickup in demand proved a key ingredient in the formula for explosive performance by European equities.

Europe as a region registered a 20.3% gain in dollar terms as the performances of the individual countries were universally solid. The peripheral countries were the main drivers of performance as Spain (+38.2%), Italy (+36.2%), Finland (+34.2%) and Portugal (+32.8%) set the pace. The countries of "core" Europe also performed very well: UK (+18.1%), Germany (+17.0%) and France (+24.9%). The business services sector showed the strongest performance as the approach of deadlines for both EMU and Year 2000 increased demand for computer consulting services. Telecommunications stocks also did very well as 1998 brought the advent of the liberalization of telecommunications services to Europe and focused investor attention on the value in such stocks. British Telecom (+39.2%) and Telecom Italia (+39.1%) led our performance in that industry. Financial stocks continued to outperform as short term rates moved lower and restructuring, particularly through mergers and acquisitions, continued at the furious pace set last quarter by the UBS / SBC merger. Spain's Banco Bilbao Vizcaya (+45.6%) and the Netherlands' ING Groep (+35.2%) were our best financial performers.

Though it enjoyed a modestly positive return, Japan had a very volatile quarter. After having slumped almost 20% in the fourth quarter of 1997, the Japanese market rebounded in January to produce a one month return of 8.9% as the promise of new and better policies from Japanese politicians convinced investors that a turn in the fortunes of the long stagnant Japanese economy was imminent. In a turnabout from recent events in Japan, this rally saw domestic companies outperform the highly touted international Japanese companies. That rally proved short-lived, however (February returns were only 0.5%) as market participants questioned whether Japanese politicians had the resolve to produce the politically unpopular policies necessary to right their economy. As the first quarter ended on a negative note (March's return was -6.9%) there was a prevailing negative consensus surrounding Japan's prospects as investors were disappointed at the politician's confounding inability to confront the nation's banking problems or to present a meaningful fiscal package to stimulate the domestic economy. By the end of the quarter the international companies were again outperforming their domestic counterparts.

Although they did manage to reverse their staggering declines of 1997, Asian markets remained volatile during the first quarter. In early January investors attention was focused on Indonesia where President Suharto announced a budget in which it appeared he would renege on promises he'd recently made to the IMF to institute more austere fiscal policies. The international response was swift and consistent: the IMF threatened to cut off all aid to Indonesia and international investors sold both their Indonesian equity and currency holdings. Markets throughout the region suffered, but in the next few weeks Indonesian President Suharto seemed to recant his speech and altered his budget more to the IMF's liking. Asian markets rallied from their lows, but then traded in narrow ranges after their initial positive response to the resolution of the troubling events in Indonesia. Malaysia's performance was particularly noteworthy, after having fallen 38.4% in the fourth quarter, it rebounded to a 29.5% gain for the first quarter. None of the other countries of the region were nearly as spectacular. The Hong Kong market which plummeted nearly 29% in the fourth quarter recovered to produce a 1.0% return in the first quarter of 1998. The Singapore market also reversed course after having fallen 20.6% in the fourth quarter of 1997, it was up 2.3% in the first quarter of 1998. Australia benefited from its status as something of a safe haven of the region. It returned 9.1% for the first quarter. U.S. dollar based returns in New Zealand were severely impaired by currency depreciation in the New Zealand dollar, which fell after the announcement of the worst current account deficit in that country's history during the quarter.

The Portfolio enjoyed good performance for the quarter, although it slightly underperformed the Index. Our regional allocation, in which we were underweight Asia and Japan versus Europe helped performance. Sector selection was slight negative, particularly in Europe as we were underweight the bank and insurance sectors which were among the strongest performers. Currency hedging, where we hedged exposure to the yen and the deutschemark which both depreciated during the quarter, added to performance.

During the quarter we increased our exposure to Europe based on the belief that fears of an Asian induced slowdown in Europe were overdone and that European Monetary Union would enhance prospects for the region. European holdings now make up 73% of the Portfolio's investments versus 71% for the Index. In Japan we remain underweight with a 18% position versus 22% for the Index. In Asia, we have an underweight position as well with a 4% holding versus 7% for the Index.

Going forward, Europe appears to offer the most attractive investment potential as the approach of EMU hastens the pace of corporate restructuring, industry consolidation and region-wide deregulation. These factors should continue to drive the performance of equity investments higher. We will maintain our underweight positions in Japan and Asia pending the implementation of stimulative fiscal policies strong enough to bolster regional economic growth.

Francine J. Bovich
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (90.1%)
  AUSTRALIA (1.8%)
         83,200    Australia & New Zealand Banking
                    Group Ltd.                          $     556
         57,600    Commonwealth Bank Of Australia             684
         29,980    Lend Lease Corp., Ltd.                     698
         27,030    National Australia Bank Ltd.               385
        141,400    News Corp., Ltd.                           933
         41,700    Seven Network Ltd.                         153
        227,200    Telstra Corp., Ltd. (Installment
                    Receipts-Final Installment: AUD
                    1.35/share due 11/17/98)                  585
                                                        ---------
                                                            3,994
                                                        ---------
  AUSTRIA (0.6%)
         17,700    Boehler-Uddeholm AG                      1,200
                                                        ---------
  BELGIUM (0.7%)
         29,225    G.I.B. Group                             1,464
                                                        ---------
  DENMARK (1.2%)
         20,400    BG Bank A/S                              1,244
         18,200    Unidanmark A/S, Class A
                    (Registered)                            1,445
                                                        ---------
                                                            2,689
                                                        ---------
  FINLAND (4.0%)
         21,500    Huhtamaki Oyj, Series 1                  1,168
         11,555    Kone Oyj, Class B                        1,565
        194,300    Merita Ltd., Class A                     1,170
         54,050    Metra Oyj, Class B                       1,319
        195,000    Rautaruukki Oyj                          1,623
         31,500    The Rauma Group                            584
         73,375    Valmet Oyj                               1,177
                                                        ---------
                                                            8,606
                                                        ---------
  FRANCE (9.5%)
          5,700    Alcatel Alsthom                          1,070
          1,360    Bongrain                                   694
         15,521    Cie de Saint Gobain                      2,556
         19,600    Elf Aquitaine                            2,570
         26,400    France Telecom                           1,393
          9,830    Groupe Danone                            2,374
         21,100    Lafarge                                  1,795
         35,400    Legris Industries                        1,543
         17,400    SGS-Thompson Microelectronics N.V.       1,368
          8,700    Scor                                       499
         20,700    Total, Class B                           2,486
          2,900    Union des Assurances Federales             477

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
        101,900    Usinor Sacilor                       $   1,704
                                                        ---------
                                                           20,529
                                                        ---------
  GERMANY (7.6%)
         49,900    BASF AG                                  2,207
         34,850    Bayer AG                                 1,586
         12,000    Bayerische Vereinsbank AG                  857
          3,823    Buderus AG                               1,730
         60,200    Gerresheimer Glas AG                       798
         17,920    Metro AG                                   791
          4,520    Philipp Holzmann AG                      1,051
          9,490    Plettac AG                               1,494
         26,200    VEBA AG                                  1,868
          3,200    Viag AG                                  1,760
          3,100    Volkswagen AG                            2,427
                                                        ---------
                                                           16,569
                                                        ---------
  HONG KONG (1.3%)
         54,000    Cheung Kong Holdings Ltd.                  383
         93,000    CLP Holdings Ltd.                          468
          2,000    Dao Heng Bank Group Ltd.                     6
        213,000    Hong Kong & China Gas Co., Ltd.            357
        105,000    Hong Kong Electric Holdings Ltd.           360
        133,200    Hong Kong Telecommunications Ltd.          275
         17,700    HSBC Holdings plc                          541
         41,000    Hutchison Whampoa Ltd.                     288
        137,000    Ng Fung Hong Ltd.                          134
         16,000    Television Broadcasts Ltd.                  42
                                                        ---------
                                                            2,854
                                                        ---------
  ITALY (4.8%)
        363,800    Magneti Marelli S.p.A.                   1,128
         98,100    Marzotto (Gaetano) & Figli S.p.A.        1,501
        178,900    Mediaset S.p.A.                          1,132
        457,600    Sogefi S.p.A.                            2,029
        757,011    Telecom Italia S.p.A. Di Risp
                    (NCS)                                   4,638
                                                        ---------
                                                           10,428
                                                        ---------
  JAPAN (17.1%)
         14,000    Aiwa Co., Ltd.                             393
        126,000    Amada Co., Ltd.                            562
         10,000    Autobacs Seven Co., Ltd.                   358
         53,000    Canon, Inc.                              1,196
         50,000    Casio Computer Co., Ltd.                   431
         47,000    Dai Nippon Printing Co., Ltd.              775
        187,000    Daicel Chemical Industries Ltd.            373
        106,000    Daifuku Co., Ltd.                          439
        100,000    Daikin Industries Ltd.                     460
         10,020    Family Mart Co., Ltd.                      376
         44,000    Fuji Machine Manufacturing Co.           1,165
         28,000    Fuji Photo Film Ltd.                     1,041

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  JAPAN  (CONTINUED)
         59,000    Fujitec Co., Ltd.                    $     386
        113,000    Fujitsu Ltd.                             1,178
        153,000    Furukawa Electric Co.                      604
         33,000    Hitachi Credit Corp.                       562
        169,000    Hitachi Ltd.                             1,229
         60,000    Inabata & Co.                              225
        130,000    Kaneka Corp.                               681
         36,000    Kurita Water Industries                    378
         17,300    Kyocera Corp.                              908
         59,000    Kyudenko Co., Ltd.                         391
         25,000    Lintec Corp.                               319
         82,000    Matsushita Electric Industrial
                    Co., Ltd.                               1,316
        212,000    Mitsubishi Chemical Corp.                  390
         57,000    Mitsubishi Estate Co., Ltd.                556
        196,000    Mitsubishi Heavy Industries Ltd.           745
         54,000    Mitsumi Electric Co., Ltd.                 773
         19,000    Murata Manufacturing Co., Ltd.             524
        112,000    NEC Corp.                                1,125
         47,000    Nifco, Inc.                                338
         12,000    Nintendo Corp., Ltd.                     1,035
         29,000    Nippon Pillar Packing                      152
            127    Nippon Telegraph & Telephone Corp.       1,057
        130,000    Nissan Motor Co.                           497
         45,000    Nissha Printing Co., Ltd.                  274
         23,000    Ono Pharmaceutical Co., Ltd.               498
        110,000    Ricoh Co., Ltd.                          1,105
         41,000    Rinnai Corp.                               646
         18,000    Sangetsu Co., Ltd.                         236
         45,000    Sankyo Co., Ltd.                         1,249
         74,000    Sanwa Shutter Corp.                        388
         65,000    Sekisui Chemical Co.                       368
         43,000    Sekisui House Co., Ltd.                    352
         16,000    Shimamura Co., Ltd.                        356
         90,000    Shin-Etsu Polymer Co., Ltd.                331
         15,700    Sony Corp.                               1,330
         31,000    Sumitomo Marine & Fire Insurance
                    Co.                                       192
         64,000    Suzuki Motor Co., Ltd.                     600
         16,000    TDK Corp.                                1,236
         27,000    Tokyo Electron Ltd.                        909
        269,000    Toshiba Corp.                            1,089
         41,000    Toyota Motor Corp.                       1,091
        158,000    Tsubakimoto Chain Co.                      543
         41,000    Yamaha Corp.                               400
         46,000    Yamanouchi Pharmaceutical Co.            1,056
                                                        ---------
                                                           37,187
                                                        ---------
  MALAYSIA (0.1%)
         12,000    Carlsberg Brewery Malaysia Bhd              47
         22,000    Guinness Anchor Bhd                         36
         17,000    Nestle (Malaysia) Bhd                       94
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
         11,000    Rothmans of Pall Mall (Malaysia)
                    Bhd                                 $      92
                                                        ---------
                                                              269
                                                        ---------
  NETHERLANDS (5.7%)
         56,900    ABN Amro Holding N.V.                    1,313
         11,000    Akzo Nobel N.V.                          2,235
         30,000    Hollandsche Beton Groep N.V.               586
         48,905    ING Groep N.V.                           2,775
         12,000    Koninklijke Bijenkorf Beheer N.V.          843
         73,600    Koninklijke KNP BT N.V.                  1,935
         20,400    Koninklijke Van Ommeren N.V.               862
         25,900    Philips Electronics N.V.                 1,901
                                                        ---------
                                                           12,450
                                                        ---------
  NEW ZEALAND (0.1%)
        127,000    AMP NZ Office Trust                         77
          7,280    Fletcher Challenge Forest                    5
         20,000    Telecom Corp. of New Zealand Ltd.           95
                                                        ---------
                                                              177
                                                        ---------
  NORWAY (0.9%)
         94,000    Saga Petroleum ASA, Class B              1,504
         15,900    Sparebanken NOR                            494
                                                        ---------
                                                            1,998
                                                        ---------
  SINGAPORE (0.4%)
         10,100    Creative Technology Ltd.                   223
         49,000    Natsteel Electronics Ltd.                   95
         12,760    Singapore Press Holdings Ltd.              146
         53,000    United Overseas Bank Ltd.
                    (Foreign)                                 294
         35,000    Venture Manufacturing Ltd.                 130
                                                        ---------
                                                              888
                                                        ---------
  SPAIN (3.6%)
         53,600    Banco Bilbao Vizcaya (Registered)        2,517
        138,700    Iberdrola                                2,108
         33,350    Telefonica de Espana                     1,471
        127,700    Uralita                                  1,717
                                                        ---------
                                                            7,813
                                                        ---------
  SWEDEN (4.9%)
         71,800    Esselte AB, Class B                      1,639
         27,900    ForeningsSparbanken AB                     920
        422,000    Nordbanken Holding AB                    2,798
         35,600    Pharmacia & Upjohn, Inc.                 1,536
         13,500    PLM AB                                     227
         24,700    S.K.F. AB, Class B                         586
         44,000    Spectra-Physics AB, Class A                881
         15,500    Svedala Indrustri AB                       312
         36,100    Svenska Handelsbanken, Class A           1,671
                                                        ---------
                                                           10,570
                                                        ---------
  SWITZERLAND (7.8%)
            540    Ascom Holdings AG (Bearer)               1,129
            790    Bobst AG (Bearer)                        1,508

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  SWITZERLAND  (CONTINUED)
            333    Cie Financiere Richemont AG, Class
                    A                                   $     448
          4,270    Forbo Holding AG (Registered)            2,356
          2,300    Holderbank Financiere Glarus AG,
                    Class B (Bearer)                        2,415
          2,160    Nestle (Registered)                      4,129
            150    Schindler Holding AG
                    (Participating Certificates)              218
            895    Schindler Holding AG (Registered)        1,321
            900    SIG-Schweizerische Industrie-
                    Gesellschaft Holdings AG
                    (Registered)                            1,406
            423    Sulzer AG (Registered)                     331
          6,900    Valora Holding AG (Registered)           1,734
                                                        ---------
                                                           16,995
                                                        ---------
  UNITED KINGDOM (18.0%)
         13,944    Aggreko plc                                 41
        204,517    BG plc                                   1,063
        111,112    Bank of Ireland                          2,205
        129,683    Bank of Scotland                         1,536
          2,227    B.A.T. Industries plc                       23
         74,700    Booker plc                                 318
        178,200    British Telecommunications plc           1,941
        173,600    Bunzl plc                                  803
        132,600    Burmah Castrol plc                       2,707
         46,600    Capital Radio plc                          555
        161,000    Charter plc                              1,859
        147,444    Christian Salvesen plc                     282
         61,325    Commercial Union plc                     1,198
         35,600    Danka Business Systems plc                 161
        148,436    Diageo plc                               1,749
        169,500    Glynwed International plc                  810
        149,400    Great Universal Stores plc               1,857
        291,000    Imperial Tobacco Group plc               2,141
        275,761    John Mowlem & Co. plc                      568
         50,600    Lonrho plc                                  92
        317,600    Medeva plc                                 889
        123,900    Peninsular & Oriental Steam
                    Navigation Co.                          1,859
        146,900    Premier Farnell plc                        944
      1,549,000    Premier Oil plc                          1,013
        153,496    Reckitt & Colman plc                     2,848
        178,789    Royal & Sun Alliance Insurance
                    Group plc                               2,280
        541,000    Scapa Group plc                          1,718
        111,200    Tate & Lyle plc                            971
        130,300    Unilever plc                             1,234
        132,900    Westminster Health Care Holdings
                    plc                                       905
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
        446,400    WPP Group plc                        $   2,544
                                                        ---------
                                                           39,114
                                                        ---------
TOTAL COMMON STOCKS (Cost $169,666)                       195,794
                                                        ---------
PREFERRED STOCKS (1.9%)
  GERMANY (1.9%)
          3,550    Dyckerhoff AG                              985
         16,000    Hornbach Holding AG                      1,237
          3,600    Suedzucker AG                            1,812
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $3,841)                        4,034
                                                        ---------
    NO. OF
    RIGHTS
---------------
RIGHTS (0.0%)
  FRANCE (0.0%)
         21,100    Lafarge, expiring 4/14/98                   28
                                                        ---------
  GERMANY (0.0%)
          3,100    Volkswagen AG, expiring 4/7/98              54
                                                        ---------
TOTAL RIGHTS (Cost $0)                                         82
                                                        ---------

     FACE
    AMOUNT
     (000)
---------------
CORPORATE BOND (0.0%)
  NEW ZEALAND (0.0%)
       NZD  127    AMP NZ Office Trust 7.50%, 6/30/03
                    (Cost $75)                                 74
                                                        ---------
TOTAL FOREIGN SECURITIES (92.0%) (Cost $173,582)          199,984
                                                        ---------

SHORT-TERM INVESTMENT (6.2%)
  REPURCHASE AGREEMENT (6.2%)
$        13,355    Chase Securities, Inc. 5.60%,
                    dated 3/31/98, due 4/01/98, to be
                    repurchased at $13,357,
                    collateralized by U.S. Treasury
                    Bills, due 6/11/98, valued at
                    $13,779 (Cost $13,355)                 13,355
                                                        ---------
FOREIGN CURRENCY (1.0%)
       AUD   44    Australian Dollar                           29
      BEF   180    Belgian Franc                                5
      GBP   868    British Pound                            1,455
       DKK  205    Danish Krone                                29
      FIM   879    Finnish Markka                             157
       HKD   59    Hong Kong Dollar                             7
     JPY    363    Japanese Yen                                 3
      MYR 1,035    Malaysian Ringgit                          283
       NLG  315    Netherlands Guilder                        151
       NZD    2    New Zealand Dollar                           1
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $2,129)                        2,120
                                                        ---------

                                                          VALUE
                                                          (000)
                                                        ---------
TOTAL INVESTMENTS (99.2%) (Cost $189,066)               $ 215,459
                                                        ---------
OTHER ASSETS AND LIABILITIES (0.8%)
  Other Assets                                             50,213
  Liabilities                                             (48,390)
                                                        ---------
                                                            1,823
                                                        ---------
NET ASSETS (100%)                                       $ 217,282
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                              $ 185,726
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 14,952,263 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                           $12.42
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                $31,556
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,546,948 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                           $12.39
                                                        ---------
                                                        ---------

----------------------------------
NCS -- Non Convertible Shares